Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares.
Ordinary Shares

14. Ordinary Shares

In December 2018, the Company was incorporated as a limited liability company with authorized share capital of US$50,000 divided into 500,000,000 shares with par value US$0.0001 each. One ordinary share was issued upon inception. Pursuant to the amended and restated memorandum of association of the Company passed by a special resolution of an extraordinary general meeting of the Company on September 8, 2025, the authorized share capital of the Company changed to US$100,000,000 divided into 1,000,000,000,000 ordinary shares of par value of US$0.0001 each, comprising (a) 960,783,460,000 Class A Ordinary Shares of par value of US$0.0001 each; (b) 960,827,000 Class B Ordinary Shares of par value of US$0.0001 each; (c) 1,000,000,000 Class C Ordinary Shares of par value of US$0.0001 each; and (d) 37,255,713,000 undesignated shares with a par value of US$0.0001 each, of such class or classes (however designated) as the board of directors may determine in accordance with the articles of the Company.

On August 19, 2025, the Company has repurchased all 54,958,400 Class B ordinary shares held by Palopo Holding Limited and beneficially owned by Mr. Feng, the Company’s chief executive officer and the chairman of the Board, at US$0.0001 per share (the “Repurchase Price”). Immediately prior to the repurchase of Class B ordinary shares, the Company issued 54,958,400 Class C ordinary shares to Palopo Holding Limited for a price equal to the Repurchase Price. The Class C ordinary shares have the same rights as the Company’s existing Class B ordinary shares except for voting rights, and holders of Class C ordinary shares shall be entitled to 100 votes per share on all matters submitted to shareholder vote. This issuance of the newly created Class C ordinary shares is an initiative by the board to protect the Company’s interests and strengthen corporate stability. The issuance of Class C ordinary shares has been approved by the Company’s audit committee and board of directors.

There were 907,346,745 and 96,082,700 Class A and Class B ordinary shares issued, respectively, as of December 31, 2024, and 889,303,377 Class A (excluding 17,428,425 Class A ordinary shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise of awards granted under the 2019 Incentive Plan) and 96,082,700 Class B ordinary shares outstanding, respectively, as of December 31, 2024.

There were 907,346,745 Class A ordinary shares, 41,124,300 Class B ordinary shares, and 54,958,400 Class C ordinary shares issued as of December 31, 2025, and 890,822,377 Class A (excluding 16,484,425 Class A ordinary shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise of awards granted under the 2019 Incentive Plan), 41,124,300 Class B ordinary shares and 54,958,400 Class C ordinary shares outstanding respectively, as of December 31, 2025.

In addition, the outstanding ordinary shares included 27,507,989 and 27,507,989 share options under the 2019 incentive plan as of December 31, 2024 and 2025, which were deemed as ordinary shares from accounting’s perspective as they were granted on September 7, 2019 to replace vested restricted share units of the same amount under the 2014 and 2016 incentive plan, and those vested restricted share units had been deemed as ordinary shares previously. The details are set forth in Note 17 Share-based Compensation.